QUARTERLY REPORT
Syntax Stratified SmallCap ETF
September 30, 2021

Syntax Stratified SmallCap ETF
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.9%
3D Systems Corp.(a)	1,278	$35,234
8x8, Inc.(a)	2,575	60,229
AAON, Inc.	337	22,020
AAR Corp.(a)	605	19,620
Aaron's Co., Inc.	1,651	45,469
Abercrombie & Fitch Co., Class A(a)	619	23,293
ABM Industries, Inc.	938	42,219
Acadia Realty Trust, REIT	627	12,797
Addus HomeCare Corp.(a)	251	20,017
Adtalem Global Education, Inc.(a)	879	33,235
ADTRAN, Inc.	3,309	62,077
Advanced Energy Industries, Inc.	754	66,163
AdvanSix, Inc.(a)	288	11,448
Aerojet Rocketdyne Holdings, Inc.	513	22,341
AeroVironment, Inc.(a)	553	47,735
Agilysys, Inc.(a)	1,221	63,932
Agree Realty Corp., REIT	180	11,921
Alamo Group, Inc.	211	29,441
Alarm.com Holdings, Inc.(a)	777	60,754
Albany International Corp., Class A	242	18,603
Alexander & Baldwin, Inc.	567	13,290
Allegheny Technologies, Inc.(a)	1,258	20,921
Allegiance Bancshares, Inc.	106	4,044
Allegiant Travel Co.(a)	459	89,725
Allscripts Healthcare Solutions, Inc.(a)	4,316	57,705
Ambac Financial Group, Inc.(a)	4,299	61,562
AMC Networks, Inc., Class A(a)	1,147	53,439
American Assets Trust, Inc., REIT	308	11,525
American Axle & Manufacturing Holdings, Inc.(a)	8,076	71,150
American Equity Investment Life Holding Co.	2,188	64,699
American Public Education, Inc.(a)	1,249	31,987
American States Water Co.	1,086	92,875
American Vanguard Corp.	483	7,269
American Woodmark Corp.(a)	401	26,213
America's Car-Mart, Inc.(a)	366	42,741
Ameris Bancorp	79	4,099
AMERISAFE, Inc.	1,037	58,238
AMN Healthcare Services, Inc.(a)	109	12,508
Amphastar Pharmaceuticals, Inc.(a)	3,276	62,277
Andersons, Inc.	1,269	39,123
AngioDynamics, Inc.(a)	597	15,486
ANI Pharmaceuticals, Inc.(a)	2,071	67,970
Anika Therapeutics, Inc.(a)	1,475	62,776
Apogee Enterprises, Inc.	355	13,405
Apollo Commercial Real Estate Finance, Inc., REIT	256	3,796
Apollo Medical Holdings, Inc.(a)	531	48,348
Applied Industrial Technologies, Inc.	227	20,460
Applied Optoelectronics, Inc.(a)	5,900	42,362
ArcBest Corp.	363	29,683
Security Description	Shares	Value
Archrock, Inc.	2,358	$19,454
Arconic Corp.(a)	628	19,807
Arcosa, Inc.	445	22,326
Arlo Technologies, Inc.(a)	4,162	26,678
Armada Hoffler Properties, Inc., REIT	900	12,033
ARMOUR Residential REIT, Inc.	1,008	10,866
Asbury Automotive Group, Inc.(a)	255	50,169
Assured Guaranty Ltd.	1,243	58,185
Astec Industries, Inc.	554	29,811
Atlas Air Worldwide Holdings, Inc.(a)	266	21,727
ATN International, Inc.	2,825	132,351
Avanos Medical, Inc.(a)	516	16,099
Avista Corp.	2,389	93,458
Axcelis Technologies, Inc.(a)	339	15,943
Axos Financial, Inc.(a)	383	19,740
AZZ, Inc.	421	22,397
B Riley Financial, Inc.	285	16,826
B&G Foods, Inc.	874	26,124
Badger Meter, Inc.	255	25,791
Balchem Corp.	106	15,377
Banc of California, Inc.	220	4,068
BancFirst Corp.	69	4,148
Bancorp, Inc.(a)	1,377	35,045
BankUnited, Inc.	93	3,889
Banner Corp.	71	3,920
Barnes & Noble Education, Inc.(a)	5,340	53,347
Barnes Group, Inc.	138	5,759
Bed Bath & Beyond, Inc.(a)	1,196	20,661
Benchmark Electronics, Inc.	1,400	37,394
Berkshire Hills Bancorp, Inc.	155	4,182
Big Lots, Inc.	952	41,279
BioLife Solutions, Inc.(a)	569	24,080
BJ's Restaurants, Inc.(a)	638	26,643
Bloomin' Brands, Inc.(a)	988	24,700
Blucora, Inc.(a)	5,544	86,431
BM Technologies, Inc.(a)	42	374
Boise Cascade Co.	352	19,001
Bonanza Creek Energy, Inc.	600	28,740
Boot Barn Holdings, Inc.(a)	316	28,083
Bottomline Technologies DE, Inc.(a)	1,472	57,820
Brady Corp., Class A	520	26,364
Brandywine Realty Trust, REIT	2,203	29,564
Brightsphere Investment Group, Inc.	3,287	85,889
Brinker International, Inc.(a)	479	23,495
Bristow Group, Inc.(a)	507	16,138
Brookline Bancorp, Inc.	263	4,013
Buckle, Inc.	1,121	44,380
Cadence BanCorp	1,745	38,320
CalAmp Corp.(a)	5,778	57,491
Calavo Growers, Inc.	960	36,710
Caleres, Inc.	1,144	25,420
California Water Service Group	1,589	93,640

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Callon Petroleum Co.(a)	786	$38,577
Cal-Maine Foods, Inc.	1,060	38,330
Capitol Federal Financial, Inc.	1,584	18,200
Capstead Mortgage Corp., REIT	1,590	10,637
Cara Therapeutics, Inc.(a)	2,299	35,520
Cardiovascular Systems, Inc.(a)	459	15,069
CareTrust REIT, Inc.	4,027	81,829
Carpenter Technology Corp.	692	22,656
Cato Corp., Class A	1,367	22,610
Cavco Industries, Inc.(a)	174	41,193
Celsius Holdings, Inc.(a)	289	26,036
Centerspace, REIT	116	10,962
Central Garden & Pet Co.(a)	298	14,304
Central Garden & Pet Co., Class A(a)	334	14,362
Central Pacific Financial Corp.	740	19,003
Century Aluminum Co.(a)	1,689	22,717
Century Communities, Inc.	638	39,205
CEVA, Inc.(a)	1,930	82,353
Chart Industries, Inc.(a)	99	18,920
Chatham Lodging Trust, REIT(a)	1,873	22,944
Cheesecake Factory, Inc.(a)	553	25,991
Chefs' Warehouse, Inc.(a)	2,875	93,639
Chesapeake Utilities Corp.	769	92,318
Chico's FAS, Inc.(a)	4,746	21,310
Children's Place, Inc.(a)	271	20,395
Chuy's Holdings, Inc.(a)	810	25,539
Cinemark Holdings, Inc.(a)	3,114	59,820
CIRCOR International, Inc.(a)	575	18,981
City Holding Co.	235	18,309
Clearwater Paper Corp.(a)	1,949	74,705
Coca-Cola Consolidated, Inc.	65	25,622
Cogent Communications Holdings, Inc.	1,827	129,425
Coherus Biosciences, Inc.(a)	3,839	61,693
Cohu, Inc.(a)	844	26,957
Collegium Pharmaceutical, Inc.(a)	4,437	87,586
Columbia Banking System, Inc.	112	4,255
Comfort Systems USA, Inc.	607	43,291
Community Bank System, Inc.	548	37,494
Community Health Systems, Inc.(a)	4,637	54,253
Community Healthcare Trust, Inc., REIT	1,895	85,635
Computer Programs and Systems, Inc.	1,434	50,850
Comtech Telecommunications Corp.	3,498	89,584
CONMED Corp.	534	69,863
Conn's, Inc.(a)	1,867	42,624
CONSOL Energy, Inc.(a)	786	20,452
Consolidated Communications Holdings, Inc.(a)	14,531	133,540
Cooper-Standard Holdings, Inc.(a)	1,492	32,690
Corcept Therapeutics, Inc.(a)	2,065	40,639
Core Laboratories N.V.	626	17,372
CoreCivic, Inc.(a)	3,694	32,877
CorVel Corp.(a)	363	67,598
Security Description	Shares	Value
Covetrus, Inc.(a)	4,118	$74,701
Cross Country Healthcare, Inc.(a)	598	12,702
CryoLife, Inc.(a)	653	14,555
CSG Systems International, Inc.	1,231	59,334
CTS Corp.	1,363	42,130
Customers Bancorp, Inc.(a)	102	4,388
Cutera, Inc.(a)	1,311	61,093
CVB Financial Corp.	194	3,952
Cytokinetics, Inc.(a)	1,194	42,674
Daktronics, Inc.(a)	7,886	42,821
Dave & Buster's Entertainment, Inc.(a)	910	34,880
Deluxe Corp.	1,172	42,063
Designer Brands, Inc., Class A(a)	2,117	29,490
DiamondRock Hospitality Co., REIT(a)	2,521	23,823
Diebold Nixdorf, Inc.(a)	8,810	89,069
Digi International, Inc.(a)	2,988	62,808
Dime Community Bancshares, Inc.	116	3,789
Dine Brands Global, Inc.(a)	313	25,419
Diodes, Inc.(a)	930	84,249
Diversified Healthcare Trust, REIT	25,083	85,031
DMC Global, Inc.(a)	156	5,758
Domtar Corp.(a)	343	18,707
Donnelley Financial Solutions, Inc.(a)	2,498	86,481
Dorian LPG Ltd.	3,457	42,901
Dorman Products, Inc.(a)	358	33,892
Dril-Quip, Inc.(a)	742	18,684
DSP Group, Inc.(a)	4,017	88,012
DXP Enterprises, Inc.(a)	707	20,906
Eagle Bancorp, Inc.	72	4,140
Eagle Pharmaceuticals, Inc.(a)	849	47,357
Easterly Government Properties, Inc., REIT	568	11,735
Ebix, Inc.	2,304	62,047
Echo Global Logistics, Inc.(a)	412	19,657
Edgewell Personal Care Co.	1,719	62,400
eHealth, Inc.(a)	927	37,543
El Pollo Loco Holdings, Inc.(a)	3,733	63,088
elf Beauty, Inc.(a)	2,169	63,009
Ellington Financial, Inc., REIT	595	10,883
Employers Holdings, Inc.	1,455	57,458
Enanta Pharmaceuticals, Inc.(a)	1,570	89,192
Encore Capital Group, Inc.(a)	685	33,750
Encore Wire Corp.	517	49,027
Endo International PLC(a)	15,618	50,602
Enerpac Tool Group Corp.	899	18,636
Enova International, Inc.(a)	1,018	35,172
EnPro Industries, Inc.	76	6,621
Ensign Group, Inc.	269	20,145
ePlus, Inc.(a)	484	49,663
ESCO Technologies, Inc.	318	24,486
Essential Properties Realty Trust, Inc., REIT	375	10,470
Ethan Allen Interiors, Inc.	1,096	25,975
EVERTEC, Inc.	1,277	58,384

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
EW Scripps Co., Class A	3,166	$57,178
ExlService Holdings, Inc.(a)	321	39,522
Exponent, Inc.	153	17,312
Extreme Networks, Inc.(a)	8,679	85,488
EZCORP, Inc., Class A(a)	4,917	37,222
Fabrinet(a)	377	38,646
FARO Technologies, Inc.(a)	924	60,808
FB Financial Corp.	94	4,031
Federal Signal Corp.	1,346	51,983
Ferro Corp.(a)	520	10,577
Fiesta Restaurant Group, Inc.(a)	5,760	63,130
First BanCorp	3,035	39,910
First Bancorp/Southern Pines NC	93	4,000
First Commonwealth Financial Corp.	298	4,062
First Financial Bancorp	172	4,027
First Hawaiian, Inc.	142	4,168
First Midwest Bancorp, Inc.	2,084	39,617
Flagstar Bancorp, Inc.	359	18,230
FormFactor, Inc.(a)	734	27,400
Forrester Research, Inc.(a)	367	18,078
Forward Air Corp.	234	19,427
Fossil Group, Inc.(a)	3,518	41,688
Four Corners Property Trust, Inc., REIT	468	12,570
Franklin Electric Co., Inc.	226	18,046
Franklin Street Properties Corp., REIT	6,543	30,360
Fresh Del Monte Produce, Inc.	1,235	39,792
Fulgent Genetics, Inc.(a)	310	27,885
FutureFuel Corp.	5,665	40,391
Gannett Co., Inc.(a)	6,971	46,566
GCP Applied Technologies, Inc.(a)	301	6,598
Genesco, Inc.(a)	443	25,574
Gentherm, Inc.(a)	541	43,783
Genworth Financial, Inc., Class A(a)	18,978	71,167
GEO Group, Inc., REIT	4,432	33,107
Getty Realty Corp., REIT	412	12,076
Gibraltar Industries, Inc.(a)	212	14,766
G-III Apparel Group Ltd.(a)	2,218	62,769
Glatfelter Corp.	1,225	17,273
Glaukos Corp.(a)	1,124	54,143
Global Net Lease, Inc., REIT	1,774	28,419
GMS, Inc.(a)	418	18,308
Granite Construction, Inc.	1,120	44,296
Granite Point Mortgage Trust, Inc., REIT	831	10,944
Great Western Bancorp, Inc.	137	4,485
Green Dot Corp., Class A(a)	1,158	58,282
Green Plains, Inc.(a)	1,061	34,642
Greenbrier Companies, Inc.	720	30,953
Greenhill & Co., Inc.	1,252	18,304
Griffon Corp.	1,686	41,476
Group 1 Automotive, Inc.	275	51,667
Guess?, Inc.	993	20,863
Hanger, Inc.(a)	1,001	21,982
Security Description	Shares	Value
Hanmi Financial Corp.	209	$4,193
Harmonic, Inc.(a)	7,365	64,444
Harsco Corp.(a)	362	6,136
Haverty Furniture Companies, Inc.	2,486	83,803
Hawaiian Holdings, Inc.(a)	4,480	97,037
Hawkins, Inc.	832	29,020
Haynes International, Inc.	593	22,089
HB Fuller Co.	169	10,911
HCI Group, Inc.	601	66,573
Healthcare Services Group, Inc.	1,645	41,109
HealthStream, Inc.(a)	2,054	58,703
Heartland Express, Inc.	1,511	24,206
Heidrick & Struggles International, Inc.	296	13,210
Helix Energy Solutions Group, Inc.(a)	4,864	18,872
Helmerich & Payne, Inc.	651	17,844
Heritage Financial Corp.	159	4,055
Hersha Hospitality Trust, REIT(a)	2,430	22,672
Heska Corp.(a)	107	27,664
Hibbett, Inc.	356	25,183
Hillenbrand, Inc.	927	39,537
Hilltop Holdings, Inc.	896	29,272
HNI Corp.	729	26,769
HomeStreet, Inc.	102	4,197
Hope Bancorp, Inc.	286	4,130
Horace Mann Educators Corp.	1,632	64,937
Hub Group, Inc., Class A(a)	287	19,731
Ichor Holdings Ltd.(a)	377	15,491
Independence Realty Trust, Inc., REIT	592	12,047
Independent Bank Corp.	52	3,960
Independent Bank Group, Inc.	57	4,049
Industrial Logistics Properties Trust, REIT	447	11,358
Innospec, Inc.	83	6,990
Innovative Industrial Properties, Inc., REIT	48	11,096
Innoviva, Inc.(a)	2,833	47,339
Inogen, Inc.(a)	1,173	50,545
Insight Enterprises, Inc.(a)	207	18,647
Installed Building Products, Inc.	215	23,037
Insteel Industries, Inc.	1,862	70,849
Integer Holdings Corp.(a)	172	15,366
Inter Parfums, Inc.	926	69,237
InterDigital, Inc.	1,263	85,657
Interface, Inc.	1,022	15,483
Invacare Corp.(a)	10,463	49,804
Invesco Mortgage Capital, Inc., REIT	3,620	11,403
Investors Bancorp, Inc.	271	4,095
iRobot Corp.(a)	316	24,806
iStar, Inc., REIT	1,129	28,315
Itron, Inc.(a)	330	24,958
J & J Snack Foods Corp.	162	24,757
James River Group Holdings Ltd.	1,703	64,254
John B Sanfilippo & Son, Inc.	313	25,578
John Bean Technologies Corp.	264	37,105

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Joint Corp.(a)	203	$19,898
Kaiser Aluminum Corp.	53	5,775
Kaman Corp.	593	21,152
Kelly Services, Inc., Class A	654	12,348
Kite Realty Group Trust, REIT	629	12,806
KKR Real Estate Finance Trust, Inc., REIT	183	3,861
Knowles Corp.(a)	2,289	42,896
Kontoor Brands, Inc.	1,229	61,389
Koppers Holdings, Inc.(a)	894	27,946
Korn Ferry	171	12,374
Kraton Corp.(a)	714	32,587
Kulicke & Soffa Industries, Inc.	224	13,055
Lakeland Financial Corp.	566	40,322
Lantheus Holdings, Inc.(a)	1,120	28,762
Laredo Petroleum, Inc.(a)	416	33,725
La-Z-Boy, Inc.	781	25,172
LCI Industries	250	33,657
LeMaitre Vascular, Inc.	274	14,547
Lexington Realty Trust, REIT	857	10,927
LGI Homes, Inc.(a)	286	40,586
Ligand Pharmaceuticals, Inc.(a)	425	59,211
Lindsay Corp.	197	29,903
Liquidity Services, Inc.(a)	7,195	155,484
Livent Corp.(a)	284	6,563
LivePerson, Inc.(a)	926	54,588
LTC Properties, Inc., REIT	648	20,535
Lumber Liquidators Holdings, Inc.(a)	4,473	83,556
Lydall, Inc.(a)	303	18,813
M/I Homes, Inc.(a)	704	40,691
Mack-Cali Realty Corp., REIT(a)	1,760	30,131
Macy's, Inc.	2,113	47,754
Magellan Health, Inc.(a)	557	52,664
ManTech International Corp., Class A	679	51,550
Marcus & Millichap, Inc.(a)	886	35,989
Marcus Corp.(a)	3,537	61,721
MarineMax, Inc.(a)	914	44,347
Marten Transport Ltd.	1,560	24,476
Matador Resources Co.	911	34,654
Materion Corp.	309	21,210
Matrix Service Co.(a)	1,650	17,259
Matson, Inc.	284	22,922
Matthews International Corp., Class A	535	18,559
MaxLinear, Inc.(a)	1,660	81,755
MDC Holdings, Inc.	863	40,319
Medifast, Inc.	338	65,112
MEDNAX, Inc.(a)	1,785	50,748
Mercer International, Inc.	1,655	19,181
Meredith Corp.(a)	1,086	60,490
Meridian Bioscience, Inc.(a)	1,428	27,475
Merit Medical Systems, Inc.(a)	230	16,514
Meritage Homes Corp.(a)	415	40,255
Meritor, Inc.(a)	996	21,225
Security Description	Shares	Value
Mesa Laboratories, Inc.	109	$32,957
Meta Financial Group, Inc.	676	35,476
Methode Electronics, Inc.	1,007	42,344
MGP Ingredients, Inc.	1,383	90,033
Middlesex Water Co.	875	89,932
ModivCare, Inc.(a)	123	22,339
Monarch Casino & Resort, Inc.(a)	528	35,371
Monro, Inc.	801	46,066
Moog, Inc., Class A	287	21,878
Motorcar Parts of America, Inc.(a)	3,619	70,570
Movado Group, Inc.	1,372	43,204
Mr Cooper Group, Inc.(a)	704	28,984
Mueller Industries, Inc.	444	18,248
Myers Industries, Inc.	297	5,812
MYR Group, Inc.(a)	411	40,894
Myriad Genetics, Inc.(a)	658	21,247
Nabors Industries Ltd.(a)	202	19,489
National Bank Holdings Corp., Class A	1,041	42,140
National Beverage Corp.	498	26,140
National Presto Industries, Inc.	645	52,942
Natus Medical, Inc.(a)	1,172	29,394
NBT Bancorp, Inc.	111	4,009
Neenah, Inc.	391	18,225
NeoGenomics, Inc.(a)	411	19,827
NETGEAR, Inc.(a)	2,667	85,104
New York Mortgage Trust, Inc., REIT	2,565	10,927
NexPoint Residential Trust, Inc., REIT	184	11,386
NextGen Healthcare, Inc.(a)	4,097	57,768
NMI Holdings, Inc., Class A(a)	2,667	60,301
Northfield Bancorp, Inc.	234	4,015
Northwest Bancshares, Inc.	1,377	18,287
Northwest Natural Holding Co.	1,991	91,566
NOW, Inc.(a)	2,365	18,092
Oceaneering International, Inc.(a)	1,396	18,595
ODP Corp.(a)	681	27,349
Office Properties Income Trust, REIT	1,147	29,054
OFG Bancorp	766	19,319
O-I Glass, Inc.(a)	1,314	18,751
Oil States International, Inc.(a)	3,124	19,962
Old National Bancorp	236	4,000
Olympic Steel, Inc.	883	21,510
Omnicell, Inc.(a)	384	56,997
OneSpan, Inc.(a)	3,233	60,716
Onto Innovation, Inc.(a)	380	27,455
OraSure Technologies, Inc.(a)	2,587	29,259
Organogenesis Holdings, Inc.(a)	3,507	49,940
Orthofix Medical, Inc.(a)	1,432	54,588
OSI Systems, Inc.(a)	276	26,165
Owens & Minor, Inc.	2,458	76,911
Oxford Industries, Inc.	244	22,001
Pacific Premier Bancorp, Inc.	98	4,061
Pacira BioSciences, Inc.(a)	787	44,072

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Palomar Holdings, Inc.(a)	727	$58,763
Par Pacific Holdings, Inc.(a)	2,924	45,965
Park Aerospace Corp.	538	7,360
Park National Corp.	35	4,268
Patrick Industries, Inc.	413	34,403
Patterson-UTI Energy, Inc.	2,220	19,980
PBF Energy, Inc., Class A(a)	4,533	58,793
PC Connection, Inc.	428	18,845
PDC Energy, Inc.	620	29,382
PDF Solutions, Inc.(a)	1,725	39,744
Penn Virginia Corp.(a)	1,297	34,591
Pennant Group, Inc.(a)	662	18,596
PennyMac Mortgage Investment Trust, REIT	559	11,007
Perdoceo Education Corp.(a)	3,098	32,715
Perficient, Inc.(a)	442	51,139
PetMed Express, Inc.	3,062	82,276
PGT Innovations, Inc.(a)	1,271	24,276
Phibro Animal Health Corp., Class A	2,565	55,250
Photronics, Inc.(a)	1,177	16,043
Piper Sandler Companies	128	17,723
Pitney Bowes, Inc.	2,781	20,051
Plantronics, Inc.(a)	3,230	83,043
Plexus Corp.(a)	1,449	129,555
Powell Industries, Inc.	2,598	63,833
Power Integrations, Inc.	811	80,281
PRA Group, Inc.(a)	797	33,586
Preferred Bank	63	4,201
Prestige Consumer Healthcare, Inc.(a)	1,086	60,935
PriceSmart, Inc.	925	71,734
ProAssurance Corp.	2,410	57,310
Progress Software Corp.	1,356	66,702
ProPetro Holding Corp.(a)	2,350	20,328
Proto Labs, Inc.(a)	604	40,226
Provident Financial Services, Inc.	174	4,084
Quaker Chemical Corp.	26	6,181
Quanex Building Products Corp.	1,216	26,035
QuinStreet, Inc.(a)	947	16,629
RadNet, Inc.(a)	737	21,601
Rambus, Inc.(a)	3,664	81,341
Range Resources Corp.(a)	1,515	34,284
Raven Industries, Inc.(a)	680	39,175
Rayonier Advanced Materials, Inc.(a)	2,018	15,135
RE/MAX Holdings, Inc., Class A	1,108	34,525
Ready Capital Corp., REIT	251	3,622
Realogy Holdings Corp.(a)	2,011	35,273
Red Robin Gourmet Burgers, Inc.(a)	1,053	24,282
Redwood Trust, Inc., REIT	1,425	18,368
REGENXBIO, Inc.(a)	1,062	44,519
Regis Corp.(a)	6,253	21,760
Renasant Corp.	525	18,926
Renewable Energy Group, Inc.(a)	964	48,393
Rent-A-Center, Inc.	728	40,921
Security Description	Shares	Value
Resideo Technologies, Inc.(a)	899	$22,286
Resources Connection, Inc.	1,118	17,642
Retail Opportunity Investments Corp., REIT	726	12,647
Retail Properties of America, Inc., REIT, Class A	993	12,790
REX American Resources Corp.(a)	468	37,379
Rogers Corp.(a)	55	10,256
RPC, Inc.(a)	4,490	21,821
RPT Realty, REIT	1,012	12,913
Ruth's Hospitality Group, Inc.(a)	1,241	25,701
S&T Bancorp, Inc.	138	4,067
Safehold, Inc., REIT	145	10,424
Safety Insurance Group, Inc.	829	65,698
Sally Beauty Holdings, Inc.(a)	1,788	30,128
Sanmina Corp.(a)	3,315	127,760
Saul Centers, Inc., REIT	287	12,645
ScanSource, Inc.(a)	555	19,308
Scholastic Corp.	1,328	47,343
Schweitzer-Mauduit International, Inc.	536	18,578
Seacoast Banking Corp. of Florida	125	4,226
Select Medical Holdings Corp.	1,514	54,761
Selectquote, Inc.(a)	2,706	34,989
Seneca Foods Corp., Class A(a)	784	37,804
Service Properties Trust, REIT	2,056	23,048
ServisFirst Bancshares, Inc.	54	4,201
Shake Shack, Inc., Class A(a)	796	62,454
Shenandoah Telecommunications Co.	4,438	140,152
Shoe Carnival, Inc.	751	24,347
Shutterstock, Inc.	1,571	178,026
Signet Jewelers Ltd.	567	44,770
Simmons First National Corp., Class A	137	4,050
Simply Good Foods Co.(a)	740	25,523
Simulations Plus, Inc.	1,368	54,036
SiriusPoint Ltd.(a)	6,567	60,810
SITE Centers Corp., REIT	820	12,661
SkyWest, Inc.(a)	2,005	98,927
Sleep Number Corp.(a)	284	26,548
SM Energy Co.	1,317	34,742
SMART Global Holdings, Inc.(a)	1,806	80,367
Sonic Automotive, Inc., Class A	870	45,710
South Jersey Industries, Inc.	4,154	88,314
Southside Bancshares, Inc.	100	3,829
Southwestern Energy Co.(a)	5,239	29,024
SpartanNash Co.	3,735	81,796
Spectrum Pharmaceuticals, Inc.(a)	19,751	43,057
SPS Commerce, Inc.(a)	444	71,622
SPX Corp.(a)	748	39,981
SPX FLOW, Inc.	244	17,836
St Joe Co.	268	11,283
Stamps.com, Inc.(a)	61	20,117
Standard Motor Products, Inc.	1,551	67,794
Standex International Corp.	415	41,048

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Stepan Co.	125	$14,118
Steven Madden Ltd.	1,108	44,497
Stewart Information Services Corp.	1,415	89,513
StoneX Group, Inc.(a)	1,317	86,790
Strategic Education, Inc.	435	30,667
Sturm Ruger & Co., Inc.	1,172	86,470
Summit Hotel Properties, Inc., REIT(a)	2,469	23,776
SunCoke Energy, Inc.	3,076	19,317
Supernus Pharmaceuticals, Inc.(a)	1,651	44,032
Surmodics, Inc.(a)	288	16,013
Tabula Rasa HealthCare, Inc.(a)	2,102	55,093
Tactile Systems Technology, Inc.(a)	1,379	61,297
Talos Energy, Inc.(a)	2,129	29,316
Tanger Factory Outlet Centers, Inc., REIT	749	12,209
TechTarget, Inc.(a)	205	16,896
Tennant Co.	523	38,676
TimkenSteel Corp.(a)	1,639	21,438
Titan International, Inc.(a)	876	6,272
Tivity Health, Inc.(a)	953	21,976
Tompkins Financial Corp.	49	3,965
Tredegar Corp.	880	10,718
TreeHouse Foods, Inc.(a)	675	26,919
Trinseo S.A.	225	12,146
Triumph Bancorp, Inc.(a)	457	45,759
Triumph Group, Inc.(a)	1,253	23,343
TrueBlue, Inc.(a)	466	12,619
Trupanion, Inc.(a)	730	56,699
TrustCo Bank Corp. NY	553	17,679
Trustmark Corp.	126	4,060
TTEC Holdings, Inc.	122	11,411
TTM Technologies, Inc.(a)	3,226	40,551
Tupperware Brands Corp.(a)	3,791	80,066
Two Harbors Investment Corp., REIT	1,712	10,854
UFP Industries, Inc.	935	63,561
Ultra Clean Holdings, Inc.(a)	357	15,208
Unifi, Inc.(a)	529	11,601
UniFirst Corp.	195	41,461
uniQure N.V.(a)	995	31,850
Unisys Corp.(a)	2,207	55,484
United Community Banks, Inc.	131	4,299
United Fire Group, Inc.	2,546	58,813
United Natural Foods, Inc.(a)	2,144	103,812
Uniti Group, Inc., REIT	917	11,343
Unitil Corp.	2,034	87,015
Universal Corp.	1,789	86,462
Universal Electronics, Inc.(a)	1,739	85,646
Universal Health Realty Income Trust, REIT	201	11,109
Universal Insurance Holdings, Inc.	4,879	63,622
Urstadt Biddle Properties, Inc., REIT, Class A	657	12,437
Security Description	Shares	Value
US Ecology, Inc.(a)	1,229	$39,758
US Physical Therapy, Inc.	193	21,346
US Silica Holdings, Inc.(a)	2,095	16,739
USANA Health Sciences, Inc.(a)	267	24,617
Vanda Pharmaceuticals, Inc.(a)	2,695	46,192
Varex Imaging Corp.(a)	1,013	28,567
Vector Group Ltd.	6,043	77,048
Veeco Instruments, Inc.(a)	725	16,102
Vera Bradley, Inc.(a)	4,145	39,004
Vericel Corp.(a)	1,137	55,486
Veritex Holdings, Inc.	105	4,133
Veritiv Corp.(a)	212	18,987
Viad Corp.(a)	412	18,709
Viavi Solutions, Inc.(a)	1,804	28,395
Vicor Corp.(a)	699	93,778
Virtus Investment Partners, Inc.	278	86,269
Vista Outdoor, Inc.(a)	2,108	84,973
Vonage Holdings Corp.(a)	12,086	194,826
Wabash National Corp.	2,230	33,740
Walker & Dunlop, Inc.	261	29,624
Warrior Met Coal, Inc.	826	19,221
Washington Real Estate Investment Trust, REIT	466	11,534
Watts Water Technologies, Inc., Class A	108	18,154
WD-40 Co.	48	11,111
Westamerica BanCorp	600	33,756
Whitestone REIT	1,290	12,616
Winnebago Industries, Inc.	938	67,958
WisdomTree Investments, Inc.	14,540	82,442
Wolverine World Wide, Inc.	1,284	38,315
World Acceptance Corp.(a)	170	32,229
World Fuel Services Corp.	1,337	44,950
WSFS Financial Corp.	89	4,567
WW International, Inc.(a)	1,350	24,638
Xencor, Inc.(a)	1,084	35,403
Xenia Hotels & Resorts, Inc., REIT(a)	1,318	23,381
Xperi Holding Corp.	839	15,807
Zumiez, Inc.(a)	1,168	46,440
Zynex, Inc.(a)	4,581	52,178
TOTAL INVESTMENTS—99.9% (Cost $17,920,639)		21,993,553
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		32,327
NET ASSETS—100.0%		$22,025,880

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$21,993,553	$—	$—	$21,993,553
Total	$21,993,553	$—	$—	$21,993,553

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

INDUSTRY BREAKDOWN
AS OF September 30, 2021*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	3.5%
Upstream Energy	2.8
Commercial Hardware	2.7
Content Providers	2.6
Transportation Services	2.6
Management and IT Services	2.5
Business Software for Specific Uses	2.5
Non Real Estate Banking	2.5
Real Estate Banking	2.5
Gas and Water Utilities	2.5
Auto Products	2.5
Marketed Pharmaceuticals	2.4
Commercial Insurance	2.4
Telecommunication Networks	2.4
Operators and Developers	2.4
Consumer Insurance	2.3
Hospital Equipment	2.3
Rental	2.3
Home Office and Consumer Equipment Manufacture	2.3
Transaction Services	2.2
Medical Devices	2.2
Business Software for Specific Industries	2.1
Mechanical Components	2.1
Investment Services	1.9
Food Distributors	1.9
Home Office and Consumer Equipment Retail	1.9
Digital Integrated Circuits	1.9
Distribution Services	1.8
Production Equipment	1.8
Restaurants	1.8
Information and Electrical Components	1.8
Specialty Services	1.7
Other Pharmaceuticals	1.7
Apparel Retailers	1.5
Semiconductor Services and Equipment	1.5
Online Distribution Networks	1.5
Chemicals	1.4
Primary Foods	1.2
Analog and Mixed Signal Integrated Circuits	1.2
Contract Electronics Services	1.2
Branded Apparel	1.2
Alcohol and Tobacco	1.1
Processed Foods	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Metals	1.1%
Transport Aerospace and Defense Equipment	1.0
Accessories and Footwear	0.9
Downstream	0.9
Internet Services	0.9
Personal Products	0.9
Other Natural Resources	0.9
Clinical Stage Pharmaceuticals	0.9
Electric Regulated	0.8
End User Hardware	0.8
Healthcare Products Distribution	0.7
Industrial Conglomerates	0.6
Brokers and Dealers	0.4
Drugstores	0.4
Consumer Paper Products	0.3
Consumer Services	0.2
Midstream	0.2
Search and Social Networks	0.2
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified SmallCap ETF
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2021 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.